UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7044

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	09/30/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Socially Responsible Growth Fund, Inc.
September 30, 2007 (Unaudited)

Common Stocks--99.9%	Shares	Value ($)

Consumer Cyclical--10.1%
Bed Bath & Beyond	77,950 a,b	2,659,654
Coach	52,500 b	2,481,675
Darden Restaurants	69,600	2,913,456
Lowe's Cos.	85,600	2,398,512
McGraw-Hill Cos.	74,300	3,782,613
NIKE, Cl. B	38,000	2,229,080
Nordstrom	104,100	4,881,249
Office Depot	63,350 b	1,306,277
Sotheby's	37,300 a	1,782,567
Target	111,300	7,075,341
Walt Disney	134,250	4,616,858
		36,127,282
Consumer Staples--10.4%
Costco Wholesale	78,950	4,845,161
General Mills	57,200	3,318,172
Kimberly-Clark	66,100 a	4,644,186
PepsiCo	203,650	14,919,399
Procter & Gamble	131,750	9,267,295
		36,994,213
Energy--6.3%
Anadarko Petroleum	86,600	4,654,750
ENSCO International	52,700	2,956,470
National Oilwell Varco	25,000 b	3,612,500
Noble	74,200	3,639,510
Smith International	41,700 a	2,977,380
XTO Energy	72,900	4,508,136
		22,348,746
Financial--8.6%
Bank of America	95,950	4,823,406
Chubb	45,300	2,429,892
Genworth Financial, Cl. A	76,800	2,360,064
Goldman Sachs Group	35,100	7,607,574
Hartford Financial Services Group	32,400	2,998,620
Lincoln National	37,900	2,500,263
Northern Trust	63,550	4,211,458
ProLogis	34,100	2,262,535
Regions Financial	55,800	1,644,984
		30,838,796
Health Care--15.8%
Aetna	78,250	4,246,627
Alcon	25,450	3,662,764
Amgen	84,800 b	4,797,136
AstraZeneca Group, ADR	47,600	2,383,332
Baxter International	94,850	5,338,158
Becton, Dickinson & Co.	64,400	5,284,020
Genzyme	72,700 b	4,504,492
Johnson & Johnson	184,250	12,105,225
Novartis, ADR	100,300	5,512,488
Quest Diagnostics	27,900 a	1,611,783
WellPoint	86,000 b	6,787,120
		56,233,145
Industrial--15.8%
3M	52,300	4,894,234
Burlington Northern Santa Fe	38,800	3,149,396

Danaher	57,900 a	4,788,909
Eaton	40,600	4,021,024
Emerson Electric	220,100	11,713,722
Equifax	75,800	2,889,496
Herman Miller	96,100 a	2,608,154
Manpower	73,200	4,710,420
Rockwell Automation	27,050	1,880,246
Rockwell Collins	73,600	5,375,744
Tetra Tech	71,500 a,b	1,510,080
United Technologies	109,800	8,836,704
		56,378,129
Materials--2.9%
Air Products & Chemicals	40,000	3,910,400
Praxair	36,400	3,048,864
Rohm & Haas	61,000 a	3,395,870
		10,355,134
Technology--24.8%
Accenture, Cl. A	95,150	3,829,788
Apple	51,900 b	7,968,726
Applied Materials	94,600	1,958,220
Cisco Systems	203,550 b	6,739,541
Dell	184,400 b	5,089,440
EMC	189,850 b	3,948,880
Google, Cl. A	13,500 b	7,658,145
Intel	130,850	3,383,781
International Business Machines	106,000 a	12,486,800
Microsoft	441,700	13,012,482
National Semiconductor	118,050 a	3,201,516
News, Cl. B	354,050	8,281,230
STMicroelectronics (New York
Shares)	93,200	1,561,100
Texas Instruments	213,200	7,800,988
Xerox	100,400 a,b	1,740,936
		88,661,573
Telecommunication Services--3.0%
QUALCOMM	123,150	5,204,319
Qwest Communications International	321,950 a,b	2,949,062
Windstream	174,500 a	2,463,940
		10,617,321
Utilities--2.2%
NiSource	110,400	2,113,056
Puget Energy	69,200 a	1,693,324
Sempra Energy	70,900	4,120,708
		7,927,088
Total Common Stocks
(cost $295,109,221)		356,481,427
	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)

Negotiable Bank Certificate Of Deposit
Self-Help Credit Union
4.78%, 12/14/07
(cost $100,000)	100,000	100,000

Other Investment--.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $410,000)	410,000 [c]	410,000

Investment of Cash Collateral for
Securities Loaned--10.8%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $38,384,272)	38,384,272 [c]	38,384,272

Total Investments (cost $334,003,493)	110.8%	395,375,699
Liabilities, Less Cash and Receivables	(10.8%)	(38,640,182)
Net Assets	100.0%	356,735,517

ADR - American Depository Receipts
a	All or a portion of these securities are on loan. At September 30, 2007, the total market value of the fund's securities on loan is $37,145,967 and the total market value of the collateral held by the fund is $38,384,272.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 26, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 26, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)